RESERVES - MOVEMENTS OF OTHER COMPREHENSIVE INCOME OF THE GROUP (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of movements of other comprehensive income [line items]
Beginning of the year	¥ 3,188,161,000
Addition due to fair value changes on available-for-sale investments	0	$ 0	¥ 0	¥ 242,588,000
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	0	0	0	(60,647,000)
End of the year	3,266,425,000	$ 469,193	3,188,161,000
Accumulated other comprehensive income [member]
Disclosure of movements of other comprehensive income [line items]
Beginning of the year	181,941,000		181,941,000	0
Addition due to fair value changes on available-for-sale investments	0		0	242,588,000
Addition due to deferred liabilities related to fair value changes on available-for-sale investments				(60,647,000)
End of the year	¥ 181,941,000		¥ 181,941,000	¥ 181,941,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.